Basis of Presentation and General Information and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2021
Basis of Presentation and General Information and Recent Accounting Pronouncements [Abstract]
Basis of Presentation and General Information and Recent Accounting Pronouncements

1.Basis of Presentation and General Information and Recent Accounting Pronouncements

The accompanying unaudited interim consolidated financial statements include the accounts of Diana Shipping Inc., or DSI and its wholly-owned and beneficially-owned subsidiaries (collectively, the “Company”). DSI was formed on March 8, 1999 as Diana Shipping Investment Corp. under the laws of the Republic of Liberia. In February 2005, the Company’s articles of incorporation were amended. Under the amended articles of incorporation, the Company was renamed Diana Shipping Inc. and was re-domiciled from the Republic of Liberia to the Republic of the Marshall Islands.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2020 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on March 12, 2021 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2021 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2021.

The consolidated balance sheet as of December 31, 2020 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

The Company is engaged in the ocean transportation of dry bulk cargoes worldwide mainly through the ownership of dry bulk carrier vessels. The Company operates its own fleet through Diana Shipping Services S.A. (or “DSS”), a wholly-owned subsidiary and through Diana Wilhelmsen Management Limited, or DWM, a 50% owned joint venture (Note 2(d)). The fees paid to DSS are eliminated in consolidation.

The outbreak of the COVID-19 virus has had a negative effect on the global economy and has adversely impacted the international dry-bulk shipping industry into which the Company operates. The Company reviewed and evaluated its revenue concertation risk, the recoverability of its Accounts receivable, trade and sensitized its future undiscounted cash flows on its impairment testing. As the situation continues to evolve, it is difficult to predict the long-term impact of the pandemic on the industry. The Company is constantly monitoring the developing situation, as well as its charterers’ response to the severe market disruption and is making necessary preparations to address and mitigate, to the extent possible, the impact of COVID-19 to the Company.

Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company’s significant accounting policies can be found in Note 2 of the Company’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2021. There have been no material changes to these policies in the six months ended June 30, 2021, except for as discussed below:

New Accounting Pronouncements - Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. An entity may elect to apply the amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. Once elected for a Topic or an Industry Subtopic, the amendments in this Update must be applied prospectively for all eligible contract modifications for that Topic or Industry Subtopic. An entity may elect to apply the amendments in this Update to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020. An entity may elect certain optional expedients for hedging relationships that exist as of December 31, 2022 and maintain those optional expedients through the end of the hedging relationship. ASU 2020-04 can be adopted as of March 12, 2020. As of June 30, 2021, the Company has not made any contract modifications to replace the reference rate to any of its agreements and has not evaluated the effects of this standard on its consolidated financial position, results of operations, and cash flows.